Note 23 - Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Contingent Consideration Liability [Member]
Fair Value Inputs, Weighted Average Discount Rate Increase	5.00%
Reduction in Fair Value of Contingent Consideration Liability	$ 1,100
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	$ 2,538	$ 7,455
Measurement Input, Discount Rate [Member]
Servicing Asset, Measurement Input	0.118	0.121
Measurement Input, Discount Rate [Member] | Minimum [Member]
Servicing Asset, Measurement Input	0.05
Business Combination, Contingent Consideration, Liability, Measurement Input	0.035
Measurement Input, Discount Rate [Member] | Maximum [Member]
Servicing Asset, Measurement Input	0.07
Business Combination, Contingent Consideration, Liability, Measurement Input	0.101
Measurement Input, Discount Rate [Member] | Weighted Average [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.096